III. FINANCIAL RISK MANAGEMENT - Proportions of Variable-rate and Fixed-rate Debt (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Significant borrowings as of closing date		$ 583,437	$ 728,762
Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Significant borrowings as of closing date	[1]	$ 294,946	$ 497,889
Concentration risk (as a percent)	[1]	51.00%	68.00%
Floating interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Significant borrowings as of closing date		$ 288,491	$ 230,873
Concentration risk (as a percent)		49.00%	32.00%

[1]	Out of the $294.9 million fixed rate borrowings, $271.1 million are short-term.